Intangible assets, net	12 Months Ended
Dec. 31, 2015
Intangible assets, net
Intangible assets, net

10.Intangible assets, net

The following table summarizes the Company’s intangible assets, net:

	As of December 31,
	2014	2015
	RMB	RMB

Domain names	2,446	305
Customer relationships	1,637	1,637
Source code	933	933

	5,016	2,875
Less: accumulated amortization	(1,406)	(1,393)

Intangible assets, net	3,610	1,482

For the years ended December 31, 2013, 2014 and 2015, amortization expenses for the above intangible assets amounted to RMB599, RMB665 and RMB665, respectively.

As of December 31, 2015, amortization expenses for future periods are estimated as follows:

For the year ended December 31,	Amortization expenses
RMB
2016	451
2017	397
2018	124
2019	124
2020	124
Thereafter	262

Total	1,482

During the years ended December 31, 2013, 2014 and 2015, no impairment of intangible assets was recognized by the Group.